Warrant Liabilities (Details)	6 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 22, 2025 $ / shares shares
Warrant Liabilities [Line Items]
Conversion warrants issued	571,588	571,588
Recognized fair value warrants (in Dollars)	¥ 1,288,129	$ 184,200	¥ (1,430,663)
Fair value change warrant liabilities (in Dollars) | $		$ 184,200		$ 196,000
Purchase Warrants [Member]
Warrant Liabilities [Line Items]
Exercise price (in Dollars per share) | $ / shares		$ 1.18
Waiver Warrants [Member]
Warrant Liabilities [Line Items]
Interest expense (in Dollars) | $		$ 76,500
Second Closing of First Tranche [Member]
Warrant Liabilities [Line Items]
Recognized fair value warrants (in Dollars) | $		120,000
Third Closing of First Tranche [Member]
Warrant Liabilities [Line Items]
Recognized fair value warrants (in Dollars) | $		149,000
First Closing of Second Tranche [Member]
Warrant Liabilities [Line Items]
Recognized fair value warrants (in Dollars) | $		85,200
Second Closing of Second Tranche [Member]
Warrant Liabilities [Line Items]
Recognized fair value warrants (in Dollars) | $		40,600
First Closing of First Tranche [Member]
Warrant Liabilities [Line Items]
Recognized fair value warrants (in Dollars) | $		$ 106,000
Class A Ordinary Shares [Member] | First Closing of First Tranch [Member]
Warrant Liabilities [Line Items]
Issued purchase warrants		74,451
Class A Ordinary Shares [Member] | First Closing of First Tranch [Member] | Warrant [Member]
Warrant Liabilities [Line Items]
Conversion warrants issued	296,742	296,742
Class A Ordinary Shares [Member] | Second Closing of First Tranche [Member]
Warrant Liabilities [Line Items]
Conversion warrants issued	79,599	79,599
Class A Ordinary Shares [Member] | Second Closing of First Tranche [Member] | Warrant [Member]
Warrant Liabilities [Line Items]
Conversion warrants issued	301,094	301,094
Class A Ordinary Shares [Member] | Third Closing of First Tranche [Member]
Warrant Liabilities [Line Items]
Issued purchase warrants					240,000
Conversion warrants issued	160,020	160,020
Exercise price (in Dollars per share) | $ / shares					$ 1.7
Class A Ordinary Shares [Member] | Third Closing of First Tranche [Member] | Warrant [Member]
Warrant Liabilities [Line Items]
Conversion warrants issued	440,094	440,094
Class A Ordinary Shares [Member] | First Closing of Second Tranche [Member]
Warrant Liabilities [Line Items]
Conversion warrants issued	202,459	202,459
Class A Ordinary Shares [Member] | First Closing of Second Tranche [Member] | Warrant [Member]
Warrant Liabilities [Line Items]
Conversion warrants issued	291,193	291,193
Class A Ordinary Shares [Member] | Second Closing of Second Tranche [Member]
Warrant Liabilities [Line Items]
Conversion warrants issued	123,002	123,002
Class A Ordinary Shares [Member] | Second Closing of Second Tranche [Member] | Warrant [Member]
Warrant Liabilities [Line Items]
Conversion warrants issued	123,002	123,002